Shareholder Report, Holdings (Details) - C000224086	Dec. 31, 2024
T. Rowe Price U.S. Treasury Money Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%